Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Future Amounts Due Under Sponsored Study and Research Agreements

On December 31, 2025, approximate future amounts due under sponsored study and research agreements between the Company and vendors is as follows:

Year ended December 31,	Amount
2026	$1,823,000
Total	$1,823,000